LEASES - Schedule of weighted average lease (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
LEASES
Operating lease right-of-use assets, net	¥ 3,675	$ 517	¥ 321
Operating lease liability	¥ 2,644		¥ 128
Weighted-average remaining lease term	7 years 7 months 6 days	7 years 7 months 6 days	1 year 6 months
Weighted-average discount rate	3.90%	3.90%	4.20%